PROPERTY, PLANT, & EQUIPMENT (Tables)	9 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

Property, plant, and equipment, net of accumulated depreciation, of the Company consists of the following as of the period end dates set forth below (in US$ thousands):

	Estimated Useful	As of
	Lives (in years)	September 30, 2025	December 31, 2024
Buildings and leasehold improvements	5 to 25	$55,990	$55,283
Drilling rigs, plant and equipment	1 to 15	789,903	747,905
Office equipment (furniture and fixtures) and tools	3 to 10	14,982	16,658
Vehicles and cranes	5 to 10	9,227	9,713
Less: Accumulated depreciation		(497,029)	(443,367)
Land		11,664	11,664
Capital work in progress		52,497	40,290
Total		$437,234	$438,146